Income Taxes Summary of Valuation Allowance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Income Tax Disclosure [Abstract]
Valuation allowance, beginning of the year	$ 105,960	$ 128,346
Additional paid-in capital	(477)	(5,771)
Provision for income taxes	14,905	5,383
Tax contingencies	1,710	(1,099)
Reductions resulting from discontinued operations/APIC	(13,276)	(20,865)
Cumulative translation adjustment and other	1,173	(34)
Valuation allowance, end of the year	$ 109,995	$ 105,960